Trade Payables and Other Current Liabilities - Summary of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Payables and Other Current Liabilities
Employee-related payables	€ 1,518	€ 1,405	€ 1,124
Accrued Payroll And Other Employee Related Taxes	1,234	1,375	1,041
Sales tax payables	879	753	668
Other accrued taxes and employeerelated expenses	178	106	177
Other miscellaneous payables	2,979	3,198	1,988
Other current liabilities	€ 6,789	€ 6,838	€ 4,998